EARNINGS PER SHARE - Continued operations (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Profit for the period attributable to the owners of the parent	$ 307	$ 656	$ 75	[1]
Denominator:
Weighted average common shares outstanding for basic earnings per share (in millions) (in shares)	1,756	1,756	1,756
Denominator for diluted earnings per share (in millions) (in shares)	1,782	1,782	1,782
Basic gain (loss) per share (in USD per share)	$ 0.17	$ 0.37	$ 0.04	[1]
Diluted (loss) / earnings per share (in USD per share)	$ 0.17	$ 0.37	$ 0.04	[1]

[1]	*Prior year comparative for the year ended December 31, 2021 is adjusted following the classification of Russia as a discontinued operation (see Note 10